Schedule of selling, general and administrative expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Schedule Of Selling General And Administrative Expenses
Software Subscription	$ 228,808	$ 221,643	$ 449,845	$ 402,289	$ 898,870	$ 816,913
Office and general	37,042	29,155	82,638	34,154	199,756	187,818
Professional fees	31,247	140,110	60,688	192,405	414,482	661,265
Dues and Subscriptions	164,917	62,587	199,336	152,441	269,106	58,366
Rent	53,124	39,602	85,304	98,078	207,560	165,750
Consulting fees	19,681		29,604	24,474	62,598	210,063
Travel	2,925	66,915	23,247	86,049	160,643	97,372
Donations	140	4,197	784	4,646	7,449	46,002
Lease expense	393		1,430	6,333	71,148	7,534
Insurance	34,576	27,993	62,314	31,078	90,613	(80,934)
Selling, general and administrative	$ 572,853	$ 592,202	$ 995,190	$ 1,031,947	$ 2,382,225	$ 2,170,149